Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Basic and Diluted Net Loss Per Share Computations
The numerators and denominators of the basic and diluted net loss per share computations for WeWork's common stock are calculated as follows for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
(Amounts in millions, except share and per share amounts)	2022	2021	2020
Numerator:
Net loss attributed to WeWork Inc.	$(2,034)	$(4,439)	$(3,129)
Less: Fair value of contingently issuable shares related to warrants issued to principal shareholder as an inducement	—	(406)	—
Net loss attributable to Class A and Class B Common Stockholders(1) - basic	$(2,034)	$(4,845)	$(3,129)
Net loss attributable to Class A and Class B Common Stockholders(1) - diluted	$(2,034)	$(4,845)	$(3,129)
Denominator:
Basic shares:
Weighted-average shares - Basic	761,845,605	263,584,930	140,680,131
Diluted shares:
Weighted-average shares - Diluted	761,845,605	263,584,930	140,680,131
Net loss per share attributable to Class A and Class B Common Stockholders:
Basic	$(2.67)	$(18.38)	$(22.24)
Diluted	$(2.67)	$(18.38)	$(22.24)

(1)The years ended December 31, 2022 and 2021 are comprised of only Class A common stock as noted above.

Potentially Dilutive Shares	The following potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive, or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period. These amounts represent the number of instruments outstanding at the end of each respective period.

	Year Ended December 31,
	2022	2021	2020
Warrants	23,877,777	23,877,787	112,580,862
Partnership Units	19,896,032	19,896,032	—
RSUs	13,681,759	12,230,623	2,329,145
Stock options	11,542,516	19,237,610	41,012,401
Contingent shares(1)	431,299	—	—
WeWork Partnerships Profits Interest Units	42,057	42,057	20,794,324
Convertible Preferred Stock Series A, B, C, D-1, D-2, E, F, G, G-1, H-1, H-3 and Acquisition	—	—	304,790,585
Convertible Preferred Stock Series Junior	—	—	1,239
Convertible notes	—	—	648,809

(1)The year ended December 31, 2022 included contingently issuable common stock in connection with our acquisition of Common Desk. See Note 6 for additional information on the Common Desk acquisition.